Leases	12 Months Ended
Jun. 30, 2023
Disclosure of Leases Text Block [Abstract]
LEASES

13. LEASES

(i)	Amounts recognised in the statement of financial position

The statement of financial position shows the following amounts relating to leases:

	Years Ended June 30,
Right-of-use assets	2023	2022	2021
Right-of-use assets	207,087	115,971	65,495
Lease liabilities
Current	107,177	57,632	27,746
Non-current	103,207	59,857	37,903
	210,384	117,489	65,649

Additions to the right-of-use assets during the current financial year were $152,817 (2022: $86,353, 2021: $90,336).

(ii)	Amounts recognised in the statement of profit or loss

The statement of profit or loss shows the following amounts relating to leases:

	Years Ended June 30,
	2023	2022	2021
Depreciation of right-of-use assets	64,409	36,366	56,707
Interest expense	4,565	2,285	1,299
Expenses relating to short-term leases (included in general and administration expenses)	68,634	79,309	87,131
Expenses relating to variable lease payments not included in lease liabilities (included in general and administration expenses)	-	-	-

The total cash outflow for leases in 2023 was $133,121 (2022: $116,107, 2021: $146,719).

(iii)	The Group’s leasing activities and how these are accounted for

The Group has adopted IFRS 16 Leases during the year ended June 30, 2020 using the modified retrospective approach. The modified approach does not require restatement of comparative periods. Instead the cumulative impact of applying IFRS 16 is accounted for as an adjustment to equity at the start of the current financial year in which it was first applied, known as the ‘date of initial application’. Refer to note 1(v) for further details.

Leases are recognised as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease year so as to produce a constant periodic rate of interest on the remaining balance of the liability for each year. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

●	fixed payments (including in-substance fixed payments), less any lease incentives receivable

●	variable lease payment that are based on an index or a rate

●	amounts expected to be payable by the lessee under residual value guarantees

●	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and

●	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the Group’s incremental borrowing rate applied at the commencement date.

Right-of-use assets are measured at cost comprising the following:

●	the amount of the initial measurement of lease liability

●	any lease payments made at or before the commencement date, less any lease incentives received

●	any initial direct costs, and

●	restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognised on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.